FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial assets

US$ MILLIONS	2021	2020
Current:
Marketable securities	$518	$563
Foreign currency forward contracts	79	34
Cross currency interest rate swaps	58	22
Loans and receivables	47	68
Other	38	11
Total current	$740	$698

Non-current:
Marketable securities	$168	$97
Foreign currency forward contracts	24	81
Cross currency interest rate swaps	202	262
Loans and receivables	63	259
Other	79	10
Total non-current	$536	$709